FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 14:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2019	2018	2017

Financial income:
Interest income	$624	$296	$132
Foreign currency translation gains, net	-	827	204
Change in fair value of convertible debt	-	1,585	-
Change in fair value of SWAP	380	-	2,373
Other	147	366	197
	$1,151	$3,074	$2,906

Financial expense:
Foreign currency translation losses, net	$(950)	$-	$-
Interest and change in fair value of payment obligation related to acquisitions	-	-	(43)
Interest expense on debts	(2,334)	(3,938)	(4,794)
Change in fair value of SWAP	-	(2,487)	-
Change in fair value of convertible debt	(600)	-	(3,785)
Bank charges and other	(737)	(443)	(206)
	$(4,621)	$(6,868)	$(8,828)

Financial expense, net	$(3,470)	$(3,794)	$(5,922)